Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision Benefit	The income tax provision (benefit) is composed of the following at December 31:
	2013			2012
	Federal	State	Total	Federal	State	Total
Current	$-	$-	$-	$-	$-	$-
Deferred	-	-	-	-	-	-
			$-			$-

Schedule of Effective Income Taxes Rate

The following table presents a reconciliation of the statutory Federal rate and the Company’s effective tax rate for the years ended December 31:

	2013	2012
Tax provision (benefit) at Federal statutory rate	(34.00)%	(34.00)%
Accrued compensation	1.19%	9.82%
Accrued interest expense	0.34%	9.73%
Stock based compensation	0.08%	0.32%
Depreciation and amortization	(0.21)%	0.13%
Other	0.05%	0.05%
Change in valuation allowance	32.55%	13.96%
Effective tax rate	0.00%	0.00%

Schedule of Deferred Income Tax Assets

The following table presents significant components of the Company’s deferred tax assets and liabilities for the years ended December 31:

	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$8,879,799	$7,695,899
Accrued compensation	1,720,775	1,662,473
Accrued interest	251,167	257,620
Credit carryforwards	124,525	124,525
Stock based compensation	611,380	802,512
Discount amortization	630,104	321,301
Amortization	53,595	41,895
Gross deferred tax assets	12,271,345	10,906,224
Less valuation allowance	(12,188,172)	(10,844,963)
Net deferred tax assets	83,173	61,261
Deferred tax liabilities:
Depreciation	(68,371)	(46,501)
Gain on sale of assets	(14,802)	(14,760)
Gross deferred tax liabilities	(83,173)	(61,261)
Net deferred tax assets	$-	$-